Supplemental guarantor information - Condensed Consolidating Statement of Cash Flows (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating activities
Net income (loss)	$ 134,758,000	$ 68,722,000	$ 124,015,000	$ (183,637,000)	$ 29,738,000	$ (15,099,000)	$ 53,065,000	$ 132,915,000	$ 143,858,000	$ 200,619,000	$ (317,469,000)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Equity in earnings of subsidiaries									0	0	0
Share compensation expense									6,636,000	7,061,000	4,956,000
Net interest expense (income) on deposit liabilities									852,000	5,879,000	(1,273,000)
Unrealized Gain (Loss) on Investments											34,145,000
Net Realized and Unrealized Gain (Loss) on Trading Securities									(62,498,000)	(2,522,000)	(34,145,000)
Net realized and unrealized (gain) loss on investment in related party investment fund									(194,988,000)	(249,626,000)	280,847,000
Net foreign exchange (gains) losses	8,348,000	$ 5,885,000	$ (797,000)	(8,217,000)	10,298,000	$ (4,921,000)	$ (4,260,000)	2,518,000	5,219,000	3,635,000	(7,503,000)
Amortization of premium and accretion of discount, net									(3,831,000)	(1,382,000)	4,134,000
Changes in assets and liabilities:
Reinsurance balances receivable									38,610,000	20,355,000	(157,214,000)
Deferred acquisition costs, net									23,614,000	24,782,000	8,746,000
Unearned premiums ceded									(17,341,000)	(1,504,000)	(777,000)
Increase (Decrease) in Reinsurance Recoverable									(8,855,000)	(3,489,000)	(918,000)
Other assets									3,267,000	(172,000)	(13,486,000)
Interest and dividends receivable, net									1,292,000	(862,000)	(2,716,000)
Unearned premium reserves									(51,315,000)	(41,600,000)	25,353,000
Loss and loss adjustment expense reserves									(190,325,000)	(157,849,000)	(225,670,000)
Accounts payable and accrued expenses									(3,269,000)	10,555,000	(24,684,000)
Reinsurance balances payable									1,780,000	11,534,000	23,866,000
Amounts due from (to) affiliates											0
Amounts due to affiliates									0	0
Net cash provided by operating activities									73,356,000	141,112,000	13,387,000
Investing activities
Proceeds from redemptions from related party investment fund									0	760,000,000	142,968,000
Contributions to related party investment fund									0	(87,000,000)	(136,626,000)
Change in participation agreement with related party investment fund									0	(2,297,000)	(20,852,000)
Purchases of investments									(444,111,000)	(331,463,000)	(3,483,319,000)
Proceeds from sales and maturities of investments									532,247,000	446,206,000	3,475,515,000
Purchases of investments to cover short sales									(2,846,000)	0	(853,798,000)
Proceeds from short sales of investments									15,721,000	0	800,508,000
Change in due to/from brokers, net									(94,902,000)	1,411,000	482,778,000
Decrease in securities sold under an agreement to repurchase									0	0	(29,618,000)
Contributed capital to subsidiaries										0	0
Proceeds from Contributed Capital										0	0
Net cash provided by investing activities									6,109,000	786,857,000	377,556,000
Financing activities
Proceeds from issuance of SiriusPoint common shares, net of costs									0	1,888,000	0
Payments Related to Tax Withholding for Share-based Compensation									(302,000)	(68,000)	(74,000)
Purchases of SiriusPoint common shares under share repurchase program									0	0	(138,705,000)
Net proceeds (payments) on deposit liability contracts									(20,202,000)	10,832,000	9,790,000
Change in total noncontrolling interests, net									1,020,000	0	(97,950,000)
Dividend received by (paid to) parent									0	0	0
Net cash provided by (used in) financing activities									(19,484,000)	12,652,000	(226,939,000)
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Period Increase (Decrease), Including Exchange Rate Effect									59,981,000	940,621,000	164,004,000
Cash, cash equivalents and restricted cash at beginning of year				1,653,958,000				713,337,000	1,653,958,000	713,337,000	549,333,000
Cash, cash equivalents and restricted cash at end of year	1,713,939,000				1,653,958,000				1,713,939,000	1,653,958,000	713,337,000
Reportable Legal Entities | SiriusPoint
Operating activities
Net income (loss)									143,517,000	200,619,000	(317,692,000)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Equity in earnings of subsidiaries									(169,926,000)	(216,877,000)	310,552,000
Share compensation expense									650,000	2,653,000	610,000
Net interest expense (income) on deposit liabilities									0	0	0
Unrealized Gain (Loss) on Investments											0
Net Realized and Unrealized Gain (Loss) on Trading Securities									0	0
Net realized and unrealized (gain) loss on investment in related party investment fund									0	0	0
Net foreign exchange (gains) losses									2,000	0	0
Amortization of premium and accretion of discount, net									0	0	0
Changes in assets and liabilities:
Reinsurance balances receivable									0	0	0
Deferred acquisition costs, net									0	0	0
Unearned premiums ceded									0	0	0
Increase (Decrease) in Reinsurance Recoverable									0	0	0
Other assets									(4,169,000)	909,000	(1,009,000)
Interest and dividends receivable, net									0	0	0
Unearned premium reserves									0	0	0
Loss and loss adjustment expense reserves									0	0	0
Accounts payable and accrued expenses									(2,453,000)	3,437,000	(25,000)
Reinsurance balances payable									0	0	0
Amounts due from (to) affiliates											2,234,000
Amounts due to affiliates									(102,329,000)	2,200,000
Net cash provided by operating activities									(134,708,000)	(7,059,000)	(5,330,000)
Investing activities
Proceeds from redemptions from related party investment fund										0	0
Contributions to related party investment fund										0	0
Change in participation agreement with related party investment fund										0	0
Purchases of investments									0	(4,000,000)	0
Proceeds from sales and maturities of investments									0	0	0
Purchases of investments to cover short sales									0		0
Proceeds from short sales of investments									0		0
Change in due to/from brokers, net									0	0	0
Decrease in securities sold under an agreement to repurchase											0
Contributed capital to subsidiaries										(15,000,000)	(10,000,000)
Proceeds from Contributed Capital										0	0
Net cash provided by investing activities									0	(19,000,000)	(10,000,000)
Financing activities
Proceeds from issuance of SiriusPoint common shares, net of costs										1,888,000
Payments Related to Tax Withholding for Share-based Compensation									(302,000)	(68,000)	(74,000)
Purchases of SiriusPoint common shares under share repurchase program											(138,705,000)
Net proceeds (payments) on deposit liability contracts									0	0	0
Change in total noncontrolling interests, net									0		0
Dividend received by (paid to) parent									135,212,000	24,249,000	154,100,000
Net cash provided by (used in) financing activities									134,910,000	26,069,000	15,321,000
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Period Increase (Decrease), Including Exchange Rate Effect									202,000	10,000	(9,000)
Cash, cash equivalents and restricted cash at beginning of year				10,000				0	10,000	0	9,000
Cash, cash equivalents and restricted cash at end of year	212,000				10,000				212,000	10,000	0
Reportable Legal Entities | TPRUSA
Operating activities
Net income (loss)									30,147,000	2,564,000	(38,186,000)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Equity in earnings of subsidiaries									(36,658,000)	(9,017,000)	29,492,000
Share compensation expense									0	0	0
Net interest expense (income) on deposit liabilities									0	0	0
Unrealized Gain (Loss) on Investments											0
Net Realized and Unrealized Gain (Loss) on Trading Securities									0	0
Net realized and unrealized (gain) loss on investment in related party investment fund									0	0	0
Net foreign exchange (gains) losses									0	0	0
Amortization of premium and accretion of discount, net									178,000	178,000	178,000
Changes in assets and liabilities:
Reinsurance balances receivable									0	0	0
Deferred acquisition costs, net									0	0	0
Unearned premiums ceded									0	0	0
Increase (Decrease) in Reinsurance Recoverable									0	0	0
Other assets									(1,731,000)	(1,715,000)	(5,069,000)
Interest and dividends receivable, net									2,000	0	0
Unearned premium reserves									0	0	0
Loss and loss adjustment expense reserves									0	0	0
Accounts payable and accrued expenses									0	(71,000)	5,513,000
Reinsurance balances payable									0	0	0
Amounts due from (to) affiliates											360,000
Amounts due to affiliates									(3,950,000)	3,950,000
Net cash provided by operating activities									(12,012,000)	(4,111,000)	(7,712,000)
Investing activities
Proceeds from redemptions from related party investment fund										0	0
Contributions to related party investment fund										0	0
Change in participation agreement with related party investment fund										0	0
Purchases of investments									0	0	0
Proceeds from sales and maturities of investments									0	0	0
Purchases of investments to cover short sales									0		0
Proceeds from short sales of investments									0		0
Change in due to/from brokers, net									0	0	0
Decrease in securities sold under an agreement to repurchase											0
Contributed capital to subsidiaries										15,000,000	10,000,000
Proceeds from Contributed Capital										(15,000,000)	(10,000,000)
Net cash provided by investing activities									0	0	0
Financing activities
Proceeds from issuance of SiriusPoint common shares, net of costs										0
Payments Related to Tax Withholding for Share-based Compensation									0	0	0
Purchases of SiriusPoint common shares under share repurchase program											0
Net proceeds (payments) on deposit liability contracts									0	0	0
Change in total noncontrolling interests, net									0		0
Dividend received by (paid to) parent									12,000,000	4,100,000	7,700,000
Net cash provided by (used in) financing activities									12,000,000	4,100,000	7,700,000
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Period Increase (Decrease), Including Exchange Rate Effect									(12,000)	(11,000)	(12,000)
Cash, cash equivalents and restricted cash at beginning of year				176,000				187,000	176,000	187,000	199,000
Cash, cash equivalents and restricted cash at end of year	164,000				176,000				164,000	176,000	187,000
Reportable Legal Entities | Non-Guarantor Subsidiaries
Operating activities
Net income (loss)									176,717,000	223,290,000	(301,692,000)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Equity in earnings of subsidiaries									61,000	40,000	57,000
Share compensation expense									5,986,000	4,408,000	4,346,000
Net interest expense (income) on deposit liabilities									852,000	5,879,000	(1,273,000)
Unrealized Gain (Loss) on Investments											34,145,000
Net Realized and Unrealized Gain (Loss) on Trading Securities									(62,498,000)	(2,522,000)
Net realized and unrealized (gain) loss on investment in related party investment fund									(194,988,000)	(249,626,000)	280,847,000
Net foreign exchange (gains) losses									5,217,000	3,635,000	(7,503,000)
Amortization of premium and accretion of discount, net									(4,009,000)	(1,560,000)	3,956,000
Changes in assets and liabilities:
Reinsurance balances receivable									38,610,000	20,355,000	(157,214,000)
Deferred acquisition costs, net									23,614,000	24,782,000	8,746,000
Unearned premiums ceded									(17,341,000)	(1,504,000)	(777,000)
Increase (Decrease) in Reinsurance Recoverable									(8,855,000)	(3,489,000)	(918,000)
Other assets									9,167,000	634,000	(7,408,000)
Interest and dividends receivable, net									1,290,000	(862,000)	(2,716,000)
Unearned premium reserves									(51,315,000)	(41,600,000)	25,353,000
Loss and loss adjustment expense reserves									(190,325,000)	(157,849,000)	(225,670,000)
Accounts payable and accrued expenses									(816,000)	7,189,000	(30,172,000)
Reinsurance balances payable									1,780,000	11,534,000	23,866,000
Amounts due from (to) affiliates											(2,594,000)
Amounts due to affiliates									106,279,000	(6,150,000)
Net cash provided by operating activities									220,076,000	152,282,000	26,429,000
Investing activities
Proceeds from redemptions from related party investment fund										760,000,000	142,968,000
Contributions to related party investment fund										(87,000,000)	(136,626,000)
Change in participation agreement with related party investment fund										(2,297,000)	(20,852,000)
Purchases of investments									(444,111,000)	(327,463,000)	(3,483,319,000)
Proceeds from sales and maturities of investments									532,247,000	446,206,000	3,475,515,000
Purchases of investments to cover short sales									(2,846,000)		(853,798,000)
Proceeds from short sales of investments									15,721,000		800,508,000
Change in due to/from brokers, net									(94,902,000)	1,411,000	482,778,000
Decrease in securities sold under an agreement to repurchase											(29,618,000)
Contributed capital to subsidiaries										0	0
Proceeds from Contributed Capital										15,000,000	10,000,000
Net cash provided by investing activities									6,109,000	805,857,000	387,556,000
Financing activities
Proceeds from issuance of SiriusPoint common shares, net of costs										0
Payments Related to Tax Withholding for Share-based Compensation									0	0	0
Purchases of SiriusPoint common shares under share repurchase program											0
Net proceeds (payments) on deposit liability contracts									(20,202,000)	10,832,000	9,790,000
Change in total noncontrolling interests, net									1,020,000		(97,950,000)
Dividend received by (paid to) parent									(147,212,000)	(28,349,000)	(161,800,000)
Net cash provided by (used in) financing activities									(166,394,000)	(17,517,000)	(249,960,000)
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Period Increase (Decrease), Including Exchange Rate Effect									59,791,000	940,622,000	164,025,000
Cash, cash equivalents and restricted cash at beginning of year				1,653,772,000				713,150,000	1,653,772,000	713,150,000	549,125,000
Cash, cash equivalents and restricted cash at end of year	1,713,563,000				1,653,772,000				1,713,563,000	1,653,772,000	713,150,000
Eliminations
Operating activities
Net income (loss)									(206,523,000)	(225,854,000)	340,101,000
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Equity in earnings of subsidiaries									206,523,000	225,854,000	(340,101,000)
Share compensation expense									0	0	0
Net interest expense (income) on deposit liabilities									0	0	0
Unrealized Gain (Loss) on Investments											0
Net Realized and Unrealized Gain (Loss) on Trading Securities									0	0
Net realized and unrealized (gain) loss on investment in related party investment fund									0	0	0
Net foreign exchange (gains) losses									0	0	0
Amortization of premium and accretion of discount, net									0	0	0
Changes in assets and liabilities:
Reinsurance balances receivable									0	0	0
Deferred acquisition costs, net									0	0	0
Unearned premiums ceded									0	0	0
Increase (Decrease) in Reinsurance Recoverable									0	0	0
Other assets									0	0	0
Interest and dividends receivable, net									0	0	0
Unearned premium reserves									0	0	0
Loss and loss adjustment expense reserves									0	0	0
Accounts payable and accrued expenses									0	0	0
Reinsurance balances payable									0	0	0
Amounts due from (to) affiliates											0
Amounts due to affiliates									0	0
Net cash provided by operating activities									0	0	0
Investing activities
Proceeds from redemptions from related party investment fund										0	0
Contributions to related party investment fund										0	0
Change in participation agreement with related party investment fund										0	0
Purchases of investments									0	0	0
Proceeds from sales and maturities of investments									0	0	0
Purchases of investments to cover short sales									0		0
Proceeds from short sales of investments									0		0
Change in due to/from brokers, net									0	0	0
Decrease in securities sold under an agreement to repurchase											0
Contributed capital to subsidiaries										0	0
Proceeds from Contributed Capital										0	0
Net cash provided by investing activities									0	0	0
Financing activities
Proceeds from issuance of SiriusPoint common shares, net of costs										0
Payments Related to Tax Withholding for Share-based Compensation									0	0	0
Purchases of SiriusPoint common shares under share repurchase program											0
Net proceeds (payments) on deposit liability contracts									0	0	0
Change in total noncontrolling interests, net									0		0
Dividend received by (paid to) parent									0	0	0
Net cash provided by (used in) financing activities									0	0	0
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Period Increase (Decrease), Including Exchange Rate Effect									0	0	0
Cash, cash equivalents and restricted cash at beginning of year				$ 0				$ 0	0	0	0
Cash, cash equivalents and restricted cash at end of year	$ 0				$ 0				$ 0	$ 0	$ 0